Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Schedule of Derivative Instruments	The Deferred Payment is reflected within the fair value of the PIPE Warrant derivative liabilities under ASC 815, Derivatives and Hedging. All other terms and conditions remained unchanged.
PIPE Warrant Amendment
Cash proceeds	$250
Reduction in PIPE Warrant derivative liability	429
Gain on amendment of PIPE warrant agreement	$679
Upon execution of the FPA Amendment, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):
Loss on Amendment
Reduction of subscription receivable	$15,123
Reduction in forward purchase derivative liability	(14,181)
Shareholder receivable	(500)
Loss on amendment to forward purchase contract	$442